SCHEDULE I - CONDENSED FINANCIAL STATEMENTS, STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Condensed Income Statement And Comprehensive Income Loss Captions [Line Items]
Revenues	$ 649,600	$ 462,600	$ 1,710,400		$ 1,361,600		$ 1,939,436		$ 2,126,885		$ 2,570,005
Cost of sales	395,700	298,400	1,066,000		867,100		1,222,705		1,347,806		1,633,224
Gross Profit	253,900	164,200	644,400		494,500		716,731		779,079		936,781
Income (Loss) Before Income Taxes	32,400	(22,100)	(166,300)		(60,300)		(63,150)		(366,692)		(112,929)
Income tax benefit	4,400	(9,100)	(41,200)		(33,300)		(31,860)		(14,704)		22,996
Net Income (Loss) Attributable to Gardner Denver Holdings, Inc.	28,000	(12,900)	(125,200)		(26,400)		(36,620)		(351,153)		(135,023)
Net loss	28,000	(13,000)	(125,100)		(27,000)		(31,290)		(351,988)		(135,925)
Other comprehensive loss	30,100	(18,900)	90,700	[1]	(5,200)	[1]	(76,854)	[1]	(130,267)	[1]	(178,608)
Comprehensive income (loss) attributable to Gardner Denver Holdings, Inc.	$ 58,100	$ (31,800)	$ (34,500)		$ (31,600)		(113,474)		(481,420)		(313,631)
Parent Company [Member]
Condensed Income Statement And Comprehensive Income Loss Captions [Line Items]
Revenues							0		0		0
Cost of sales							0		0		0
Gross Profit							0		0		0
Operating expense							12,948		7,362		3,930
Income (Loss) Before Income Taxes							(12,948)		(7,362)		(3,930)
Income tax benefit							(4,510)		(2,498)		(1,333)
Net Income (Loss) Attributable to Gardner Denver Holdings, Inc.							(8,438)		(4,864)		(2,597)
Equity in undistributed loss of subsidiaries							(28,182)		(346,289)		(132,426)
Net loss							(36,620)		(351,153)		(135,023)
Other comprehensive loss							(76,854)		(130,267)		(178,608)
Comprehensive income (loss) attributable to Gardner Denver Holdings, Inc.							$ (113,474)		$ (481,420)		$ (313,631)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.